Income taxes (Table)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of income tax provision
The components of the Company’s income tax provision were as follows for the years indicated:

	For the Years Ended December 31,
	2023	2022	2021
Current:	$429,559	$532,098	$738,616
Deferred	74,616	(14,816)	(31,896)
Total income tax provision	$504,175	$517,282	$706,720

Summary of Income/(loss) before provision for income taxes
Income/(loss) before provision for income taxes is attributable to the following geographic locations for the years indicated:

	For the Years Ended December 31,
	2023	2022	2021
Singapore	$2,679,481	$3,278,678	$4,038,905
PRC	(1,359,659)	120,751	776,260
Total income before income taxes	$1,319,822	$3,399,429	$4,815,165

Summary of Singapore statutory rates to the Company's effective tax rate
The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Years Ended December 31,
	2023	2022	2021
Singapore income tax rate	17.0%	17.0%	17.0%
Difference from the effect of tax rates in a foreign jurisdiction (PRC)	(14.6)%	1.0%	-%
Impact of preferential tax rate difference in PRC	7.9%	1.2%	0.5%
Tax rebate in Singapore	(2.0)%	(0.7)%	-%
Additional R&D deduction	(10.1)%	(4.6)%	(3.1)%
Change in valuation allowance	36.4%	0.4%	-%
Permanent differences (1)	3.6%	0.9%	0.3%
Effective tax rate	38.2%	15.2%	14.7%

(1)	Permanent differences mainly consisted of expenses which are non-deductible and income exemption under local tax laws.

Summary of the aggregate deferred tax assets and liabilities
The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	As of December 31, 2023	As of December 31, 2022

Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$397,421	$100,299
Allowance for credit losses	151,335	32,781
Inventory reserves	32,566	42,345
Less: valuation allowance	(581,322)	(100,299)
Deferred tax assets, net	$-	$75,126

Summary of the net operating loss carry forward in China
As of December 31, 2023, the net operating loss carry forward in China will expire, if unused, in the following amounts:

Amount
Twelve months ending December 31, 2024	$114,502
Twelve months ending December 31, 2025	69,247
Twelve months ending December 31, 2026	107,267
Twelve months ending December 31, 2027	155,662
Twelve months ending December 31, 2028	1,813,440
Total	$2,260,118

Summary of taxes payable
Taxes payable consist of the following:

	As of December 31, 2023	As of December 31, 2022

Income tax payable	$304,563	$546,299
VAT payable	182,647	263,397
Other tax payable	32,333	49,917
Totals	$519,543	$859,613